Tax situation (Tables)	12 Months Ended
Dec. 31, 2020
Tax situation
Schedule of income tax years for review by tax authorities

The Income Tax and Value Added Tax (VAT) returns for the following years are open to review by the Tax Authorities:

Years open to review by the
Entity	Tax Authorities

Compañía de Minas Buenaventura S.A.A.	2015-2020
Compañía Minera Condesa S.A.	2015-2020
Compañía Minera Colquirrumi S.A.	2015-2020
Consorcio Energético de Huancavelica S.A.	2015-2020
Contacto Corredores de Seguros S.A.	2015-2020
El Molle Verde S.A.C.	2015-2020
Empresa de Generación Huanza S.A.	2015-2020
Inversiones Colquijirca S.A.	2015-2020
Minera La Zanja S.R.L.	2015-2020
Sociedad Minera El Brocal S.A.A.	2015-2020
S.M.R.L. Chaupiloma Dos de Cajamarca	2015-2020
Procesadora Industrial Río Seco S. A.	2015-2020
Apu Coropuna S.R.L.	2015-2020
Cerro Hablador S. A. C.	2015-2020
Minera Azola S. R. L.	2015-2020

Schedule of other assessments

A summary of these assessments follows:

		Penalty and
Year	Taxes	interest	Total
	US$(000)	US$(000)	US$(000)

2003 – 2005	8,780	39,700	48,480
2006	11,206	51,769	62,975
2007	12,821	21,177	33,998
2008	16,906	16,859	33,765
2009	56,000	51,606	107,606
2010	53,700	117,880	171,580
2011	41,063	67,932	108,995
2012	869	9,477	10,346
2013	48,401	65,902	114,303
2014 - 2020	44,864	—	44,864

	294,610	442,302	736,912

Minera Yanacocha SRL and subsidiary [Member]
Tax situation
Schedule of income tax years for review by tax authorities

The Company has entered into the following tax stability agreement with a term of 15 years:

Date of the Tax
Mine	Effective	Agreement	Tax Regimes in Force

La Quinua	January 1, 2004	August 25, 2003	August 25, 2003

Schedule of income tax provision

The Company’s income tax provision consisted of the following:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Current Peruvian income tax	51,197	42,978	12,701
Royalties and mining taxes	5,065	11,444	8,888
Income tax from prior years (refunds)/payments	(1,712)	8,459	8,269
Other taxes	1,363	993	510
Income tax prior years refunds (*)	(2,895)	(3,002)	—
Fines from previous years	—	4,056	—
Current income tax expense	53,018	64,928	30,368
Deferred income tax benefit	—	—	(1,071)

Income tax expense	53,018	64,928	29,297

Schedule of reconciliation of tax expense and the accounts profit

Below is a reconciliation of tax expense and the accounts profit multiplied by the statutory tax rate for the years 2020, 2019 and 2018:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Loss before income tax	(112,431)	(30,329)	(52,220)
Peruvian statutory tax rate	29.5%	29.5%	29.5%
Income tax income	(33,167)	(8,947)	(15,405)
Valuation allowance on deferred tax asset	57,131	46,473	23,771
Effect of change in translation to US dollars	23,075	(4,217)	—
Royalties and Mining taxes	5,065	11,444	8,888
Credit of Royalties and Mining taxes	(1,494)	(3,376)	(2,622)
Non-deductible expenses	7,015	13,837	6,572
Ruling on a tax case from 2007-2009	(2,895)	—	—
Income tax prior years (refunds) / payments	(1,712)	8,459	8,269
Difference in income tax rate applicable to La Quinua at 29%	—	—	(176)
Ruling on a tax case from 2004	—	(2,801)	—
Fines from prior years, note 24	—	4,056	—

Total income tax expense	53,018	64,928	29,297

Sociedad Minera El Brocal S.A.A
Tax situation
Schedule of income tax provision

The income tax expense for the years ended December 31, 2020,2019 and 2018 is shown below:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Income tax
Current	175,870	107,666	254,767
Deferred	25,962	139,934	61,483
	201,832	247,600	316,250
Mining taxes
Current mining royalty and special mining tax	32,203	47,032	6,661

Supplementary retirement fund
Current	2,568	1,835	1,499
Deferred	323	1,607	760
	2,891	3,442	2,259

Income tax expense reported in the statements of comprehensive income	236,926	298,074	325,170

Schedule of deferred taxes

	December 31, 2020	December 31, 2019	December 31, 2018
	US$(000)	US$(000)	US$(000)
Deferred Income tax
Asset
Cost of net asset for the construction of the tailing dam	125,621	30,033	26,449
Royalty accrual	83,570	84,546	109,505
Provision for remediation and mine closure	19,937	17,309	15,131
Unpaid vacations	7,015	6,618	5,937
Provision for mining taxes	6,124	3,737	4,120
Leases	931	406	—
Development costs	59	72	122
SUNAT Assessments	—	—	4,055
Other provisions	10,826	10,276	10,450
	254,083	152,997	175,769
Liability

Property, plant and equipment depreciation	545,636	458,307	361,453
Stripping activity asset	43,187	33,661	27,464
Embedded derivatives for price adjustment of copper concentrate and cathode	37,862	10,742	(6,050)
Valuation of inventories	18,479	14,885	16,605
Debt issuance costs	412	933	1,894
	645,576	518,528	401,366
Deferred liabilities, net	391,493	365,531	225,597
Supplementary retirement fund
Deferred liability	4,581	4,258	2,651

Total deferred income tax liability, net	396,074	369,789	228,248

Schedule of other assessments

Year	Taxes	Penalty and interest	Total
	US$(000)	US$(000)	US$(000)

2003 – 2005	8,780	39,700	48,480
2006	11,206	51,769	62,975
2007	12,821	21,177	33,998
2008	16,906	16,859	33,765
2009	56,000	51,606	107,606
2010	53,700	117,880	171,580
2011	41,063	67,932	108,995
2012	869	9,477	10,346
2013	48,401	65,902	114,303
2014 –2020	44,864	—	44,864

	294,610	442,302	736,912

Schedule of types of temporary differences, unused tax losses and unused tax credits.

(g)   The Company recognizes the effect of temporary differences between the accounting base for financial reporting purposes and the tax base. The composition of this item is made up as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
	US$(000)	US$(000)	US$(000)
Deferred Income tax
Asset
Cost of net asset for the construction of the tailing dam	125,621	30,033	26,449
Royalty accrual	83,570	84,546	109,505
Provision for remediation and mine closure	19,937	17,309	15,131
Unpaid vacations	7,015	6,618	5,937
Provision for mining taxes	6,124	3,737	4,120
Leases	931	406	—
Development costs	59	72	122
SUNAT Assessments	—	—	4,055
Other provisions	10,826	10,276	10,450
	254,083	152,997	175,769
Liability

Property, plant and equipment depreciation	545,636	458,307	361,453
Stripping activity asset	43,187	33,661	27,464
Embedded derivatives for price adjustment of copper concentrate and cathode	37,862	10,742	(6,050)
Valuation of inventories	18,479	14,885	16,605
Debt issuance costs	412	933	1,894
	645,576	518,528	401,366
Deferred liabilities, net	391,493	365,531	225,597
Supplementary retirement fund
Deferred liability	4,581	4,258	2,651

Total deferred income tax liability, net	396,074	369,789	228,248

Schedule of reconciliation of income tax rate.

For the years ended December 31, 2020, 2019 and 2018, the income tax expense recorded differs from the result of applying the legal rate to the Company’s profit before income tax, as detailed below:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Profit before income tax	511,470	688,451	444,880
Income tax rate	32%	32%	32%
Expected income tax expense	163,670	220,304	142,362
Moratorium interest	24,652	4,052	1,367
Non - deductible expenses	16,925	24,129	23,985
Income tax true – ups	7,293	(10,255)	(10,312)
IFRIC 23 adoption	—	20,767	—
Royalty case	—	—	143,728
Special mining tax and mining royalties	(10,305)	(15,660)	(25,165)
Special mining burden (GEM)	—	—	(22,334)
Income tax rate change effect on deferred taxes for change in Peruvian tax law once the current Stability Contract expires (from 32% to 30.85%)	(2,750)	(2,746)	(1,958)
Others	4,348	7,620	4,896
Current and deferred income tax charges to results	203,833	248,211	256,569
Mining taxes charged to results	31,535	48,036	65,055
Supplementary retirement fund charged to results	1,558	1,827	3,546

	236,926	298,074	325,170

Effective income tax	46.32%	43.30%	73.09%